Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.07%
Aerospace & Defense–1.45%
Curtiss-Wright Corp.	14,793	$2,893,955
Alternative Carriers–0.82%
Iridium Communications, Inc.	36,032	1,639,096
Apparel, Accessories & Luxury Goods–0.97%
Oxford Industries, Inc.(b)	20,070	1,929,329
Application Software–5.13%
Descartes Systems Group, Inc. (The) (Canada)(c)	33,425	2,452,727
Manhattan Associates, Inc.(c)	18,567	3,669,953
PowerSchool Holdings, Inc., Class A(b)(c)	102,992	2,333,799
Workiva, Inc.(c)	17,827	1,806,588
		10,263,067
Asset Management & Custody Banks–0.93%
Federated Hermes, Inc., Class B	54,818	1,856,686
Automotive Parts & Equipment–1.54%
Visteon Corp.(b)(c)	22,252	3,072,334
Biotechnology–1.64%
Ascendis Pharma A/S, ADR (Denmark)(c)	11,313	1,059,349
CRISPR Therapeutics AG (Switzerland)(b)(c)	9,341	423,988
Karuna Therapeutics, Inc.(b)(c)	4,152	702,062
Natera, Inc.(c)	24,630	1,089,877
		3,275,276
Broadline Retail–1.34%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	34,760	2,682,777
Building Products–1.08%
Masonite International Corp.(c)	23,249	2,167,272
Cargo Ground Transportation–2.36%
Knight-Swift Transportation Holdings, Inc.	39,956	2,003,793
XPO, Inc.(c)	36,332	2,712,547
		4,716,340
Commercial & Residential Mortgage Finance–2.31%
Essent Group Ltd.	38,753	1,832,629
Mr. Cooper Group, Inc.(c)	18,095	969,168
Radian Group, Inc.	72,318	1,815,905
		4,617,702
Construction & Engineering–2.78%
Comfort Systems USA, Inc.	13,915	2,371,255
WillScot Mobile Mini Holdings Corp.(c)	76,747	3,191,908
		5,563,163
Construction Materials–1.72%
Summit Materials, Inc., Class A(c)	110,727	3,448,039
Electrical Components & Equipment–3.36%
EnerSys	24,760	2,344,029
Shares		Value
Electrical Components & Equipment–(continued)
Nextracker, Inc., Class A(b)(c)	59,312	$2,381,970
Vertiv Holdings Co.	53,626	1,994,887
		6,720,886
Electronic Equipment & Instruments–1.32%
Badger Meter, Inc.	18,357	2,641,022
Electronic Manufacturing Services–3.70%
Flex Ltd.(c)	131,602	3,550,622
Jabil, Inc.(b)	30,316	3,846,797
		7,397,419
Environmental & Facilities Services–1.48%
Casella Waste Systems, Inc., Class A(c)	25,321	1,931,992
Montrose Environmental Group, Inc.(c)	35,317	1,033,376
		2,965,368
Financial Exchanges & Data–1.29%
TMX Group Ltd. (Canada)	120,262	2,584,537
Food Retail–1.55%
Sprouts Farmers Market, Inc.(b)(c)	72,303	3,094,568
Gas Utilities–0.81%
ONE Gas, Inc.(b)	23,856	1,628,888
Health Care Equipment–3.67%
AtriCure, Inc.(c)	19,016	832,901
CONMED Corp.(b)	21,375	2,155,669
Enovis Corp.(c)	33,048	1,742,621
iRhythm Technologies, Inc.(c)	12,712	1,198,233
QuidelOrtho Corp.(c)	19,143	1,398,204
		7,327,628
Health Care Facilities–2.43%
Encompass Health Corp.	33,885	2,275,716
Tenet Healthcare Corp.(c)	39,183	2,581,768
		4,857,484
Health Care Services–1.39%
NeoGenomics, Inc.(c)	94,279	1,159,632
R1 RCM, Inc.(b)(c)	107,629	1,621,969
		2,781,601
Health Care Supplies–0.69%
OrthoPediatrics Corp.(b)(c)	42,813	1,370,016
Health Care Technology–0.89%
Simulations Plus, Inc.(b)	42,762	1,783,175
Homebuilding–1.71%
Taylor Morrison Home Corp., Class A(c)	80,260	3,419,879
Hotels, Resorts & Cruise Lines–1.06%
Travel + Leisure Co.	57,584	2,115,060
Human Resource & Employment Services–0.79%
Alight, Inc., Class A(c)	221,307	1,569,067

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Industrial Machinery & Supplies & Components–4.24%
Chart Industries, Inc.(b)(c)	11,660	$1,971,939
Gates Industrial Corp. PLC(c)	153,560	1,782,832
ITT, Inc.	28,412	2,781,819
Timken Co. (The)	26,529	1,949,616
		8,486,206
Industrial REITs–2.30%
EastGroup Properties, Inc.	14,687	2,445,826
STAG Industrial, Inc.	62,633	2,161,465
		4,607,291
Interactive Media & Services–0.64%
Eventbrite, Inc., Class A(c)	129,418	1,276,061
Investment Banking & Brokerage–3.34%
Jefferies Financial Group, Inc.	55,440	2,030,767
LPL Financial Holdings, Inc.	9,460	2,248,169
Piper Sandler Cos.	16,536	2,402,846
		6,681,782
Leisure Products–1.25%
Acushnet Holdings Corp.(b)	47,189	2,502,905
Life & Health Insurance–1.07%
Primerica, Inc.	11,035	2,140,900
Life Sciences Tools & Services–1.85%
CryoPort, Inc.(c)	94,452	1,294,937
Quanterix Corp.(c)	88,521	2,402,460
		3,697,397
Oil & Gas Equipment & Services–3.67%
Cactus, Inc., Class A(b)	47,898	2,404,959
Weatherford International PLC(c)	54,610	4,932,921
		7,337,880
Oil & Gas Exploration & Production–2.00%
Matador Resources Co.	40,918	2,433,803
Southwestern Energy Co.(c)	242,681	1,565,292
		3,999,095
Other Specialized REITs–1.27%
Gaming and Leisure Properties, Inc.	55,934	2,547,794
Packaged Foods & Meats–1.49%
Hostess Brands, Inc.(c)	89,576	2,983,777
Paper & Plastic Packaging Products & Materials–1.12%
Graphic Packaging Holding Co.	100,837	2,246,648
Property & Casualty Insurance–1.25%
RLI Corp.	18,324	2,490,048
Regional Banks–4.30%
Cullen/Frost Bankers, Inc.	18,835	1,717,940
First Financial Bankshares, Inc.(b)	62,285	1,564,599
Pinnacle Financial Partners, Inc.	30,528	2,046,597
South State Corp.(b)	22,041	1,484,682
Webster Financial Corp.	44,152	1,779,767
		8,593,585
Reinsurance–2.81%
Reinsurance Group of America, Inc.	21,304	3,093,128
Shares		Value
Reinsurance–(continued)
RenaissanceRe Holdings Ltd. (Bermuda)	12,721	$2,517,740
		5,610,868
Restaurants–1.89%
Bloomin’ Brands, Inc.(b)	87,676	2,155,953
Papa John’s International, Inc.(b)	23,641	1,612,789
		3,768,742
Semiconductor Materials & Equipment–0.55%
Ichor Holdings Ltd.(b)(c)	35,805	1,108,523
Semiconductors–4.55%
Diodes, Inc.(c)	21,978	1,732,746
Lattice Semiconductor Corp.(c)	35,422	3,043,813
MaxLinear, Inc.(c)	50,708	1,128,253
Power Integrations, Inc.(b)	23,704	1,808,852
Silicon Laboratories, Inc.(c)	11,869	1,375,498
		9,089,162
Specialty Chemicals–1.01%
Ashland, Inc.	24,828	2,027,951
Systems Software–1.15%
CommVault Systems, Inc.(c)	34,103	2,305,704
Technology Distributors–1.11%
Avnet, Inc.	46,154	2,224,161
Trading Companies & Distributors–2.46%
Applied Industrial Technologies, Inc.	19,071	2,948,567
Core & Main, Inc., Class A(c)	67,989	1,961,483
		4,910,050
Transaction & Payment Processing Services–0.75%
Shift4 Payments, Inc., Class A(b)(c)	27,108	1,500,970
Water Utilities–0.79%
SJW Group	26,276	1,579,450
Total Common Stocks & Other Equity Interests (Cost $158,935,225)		194,098,584
Money Market Funds–3.51%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	2,453,027	2,453,027
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	1,753,264	1,753,615
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	2,803,459	2,803,459
Total Money Market Funds (Cost $7,009,969)		7,010,101
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.58% (Cost $165,945,194)		201,108,685
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–18.67%
Invesco Private Government Fund, 5.30%(d)(e)(f)	10,454,316	10,454,316
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.51%(d)(e)(f)	26,882,525	$26,882,525
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,337,660)		37,336,841
TOTAL INVESTMENTS IN SECURITIES–119.25% (Cost $203,282,854)		238,445,526
OTHER ASSETS LESS LIABILITIES—(19.25)%		(38,493,132)
NET ASSETS–100.00%		$199,952,394
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$862,455	$12,507,086	$(10,916,514)	$-	$-	$2,453,027	$55,908
Invesco Liquid Assets Portfolio, Institutional Class	623,914	8,933,633	(7,803,788)	(87)	(57)	1,753,615	39,331
Invesco Treasury Portfolio, Institutional Class	985,664	14,293,813	(12,476,018)	-	-	2,803,459	61,122
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,816,737	77,042,676	(76,405,097)	-	-	10,454,316	399,631*
Invesco Private Prime Fund	25,243,037	156,274,492	(154,628,594)	(4,394)	(2,016)	26,882,525	1,073,914*
Total	$37,531,807	$269,051,700	$(262,230,011)	$(4,481)	$(2,073)	$44,346,942	$1,629,906

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$194,098,584	$—	$—	$194,098,584
Money Market Funds	7,010,101	37,336,841	—	44,346,942
Total Investments	$201,108,685	$37,336,841	$—	$238,445,526
Invesco V.I. Small Cap Equity Fund